Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Current Liabilities
Taxes payable	$ 1,431	$ 3,584
Finance lease obligations, current	156	294
Accrued expenses	5,062	4,892
Deferred revenue	274	261
Other	830	257
Other current liabilities	$ 7,753	$ 9,288